Income tax - Income before income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Income tax
Income before income tax expense	$ 21,918	¥ 141,333	¥ 155,120	¥ 190,924
The PRC
Income tax
Income before income tax expense, The PRC	50,171	323,510	284,288	316,933
Hong Kong
Income tax
Income before income tax expense, Non-PRC	63	405	(43)	(277)
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	1,285	8,288	1,916	2,525
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	$ (29,601)	¥ (190,870)	¥ (131,041)	¥ (128,257)